SUBSEQUENT EVENTS (Details Narrative) - shares				1 Months Ended						9 Months Ended		12 Months Ended
	Mar. 20, 2019	Nov. 30, 2018	Nov. 18, 2018	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2019	Jan. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Number of shares granted		600,000	600,000										19,950,000
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted (in shares)										6,095,569	400,000	20,000	73,000
Conversion of shares of preferred stock to common stock (in shares)										(304,778)	(20,000)	20,000	(73,000)
Restricted stock awards issued
Subsequent Event [Member] | Restricted Stock [Member] | Investor Relation Services [Member]
Subsequent Event [Line Items]
Restricted stock awards issued					280,000	33,333
Subsequent Event [Member] | Three Director [Member]
Subsequent Event [Line Items]
Vesting period	1 year
Subsequent Event [Member] | Three Director [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Number of shares granted	240,000
Subsequent Event [Member] | Three Director [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares granted	240,000
Subsequent Event [Member] | Dr. Arthur Laffer [Member]
Subsequent Event [Line Items]
Vesting period								1 year
Subsequent Event [Member] | Dr. Arthur Laffer [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Number of shares granted								240,000
Subsequent Event [Member] | Director [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Restricted stock awards issued				240,000
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted (in shares)							20,000		20,000
Conversion of shares of preferred stock to common stock (in shares)							400,000		400,000